Going Cocern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern (Textual)
Accumulated deficit	$ (3,085,757)	$ (3,197,042)
Working capital deficit	3,834,223
Cash outflow from operating activities	$ (986,028)	$ (139,648)	$ (3,193,249)